RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - FAIR VALUE OF DERIVATIVES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Derivatives
Total net financial asset/(liability)	CAD (4,748)	CAD (2,364)
Foreign Exchange Risk
Fair Value of Derivatives
Total net financial asset/(liability)	(3,782)	(1,433)
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(1,173)	(1,001)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	228	50
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(21)	20
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	791	568
Long-term derivative assets, Total Gross Derivative Instruments	373	199
Current derivative liabilities, Total Gross Derivative Instruments	(1,945)	(1,020)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,950)	(2,078)
Total net financial asset/(liability)	(4,731)	(2,331)
Total Gross Derivative Instruments | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	13
Long-term derivative assets, Total Gross Derivative Instruments	128	51
Current derivative liabilities, Total Gross Derivative Instruments	(872)	(301)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,048)	(1,196)
Total net financial asset/(liability)	(3,782)	(1,433)
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	2	8
Long-term derivative assets, Total Gross Derivative Instruments	18	5
Current derivative liabilities, Total Gross Derivative Instruments	(564)	(438)
Long-term derivative liabilities, Total Gross Derivative Instruments	(629)	(576)
Total net financial asset/(liability)	(1,173)	(1,001)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	779	535
Long-term derivative assets, Total Gross Derivative Instruments	227	135
Current derivative liabilities, Total Gross Derivative Instruments	(501)	(281)
Long-term derivative liabilities, Total Gross Derivative Instruments	(260)	(306)
Total net financial asset/(liability)	245	83
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments		12
Long-term derivative assets, Total Gross Derivative Instruments		8
Current derivative liabilities, Total Gross Derivative Instruments	(8)
Long-term derivative liabilities, Total Gross Derivative Instruments	(13)
Total net financial asset/(liability)	(21)	20
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	14	62
Current derivative liabilities, Total Gross Derivative Instruments	(3)	(28)
Total net financial asset/(liability)	11	34
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	14	62
Current derivative liabilities, Total Gross Derivative Instruments	(3)	(28)
Total net financial asset/(liability)	11	34
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	222	173
Long-term derivative assets, Total Gross Derivative Instruments	267	86
Current derivative liabilities, Total Gross Derivative Instruments	(1,574)	(876)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,711)	(1,897)
Total net financial asset/(liability)	(4,796)	(2,514)
Level 2 | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	13
Long-term derivative assets, Total Gross Derivative Instruments	128	51
Current derivative liabilities, Total Gross Derivative Instruments	(872)	(301)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,048)	(1,196)
Total net financial asset/(liability)	(3,782)	(1,433)
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	2	8
Long-term derivative assets, Total Gross Derivative Instruments	18	5
Current derivative liabilities, Total Gross Derivative Instruments	(564)	(438)
Long-term derivative liabilities, Total Gross Derivative Instruments	(629)	(576)
Total net financial asset/(liability)	(1,173)	(1,001)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	210	140
Long-term derivative assets, Total Gross Derivative Instruments	121	22
Current derivative liabilities, Total Gross Derivative Instruments	(130)	(137)
Long-term derivative liabilities, Total Gross Derivative Instruments	(21)	(125)
Total net financial asset/(liability)	180	(100)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments		12
Long-term derivative assets, Total Gross Derivative Instruments		8
Current derivative liabilities, Total Gross Derivative Instruments	(8)
Long-term derivative liabilities, Total Gross Derivative Instruments	(13)
Total net financial asset/(liability)	(21)	20
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	555	333
Long-term derivative assets, Total Gross Derivative Instruments	106	113
Current derivative liabilities, Total Gross Derivative Instruments	(368)	(116)
Long-term derivative liabilities, Total Gross Derivative Instruments	(239)	(181)
Total net financial asset/(liability)	54	149
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	555	333
Long-term derivative assets, Total Gross Derivative Instruments	106	113
Current derivative liabilities, Total Gross Derivative Instruments	(368)	(116)
Long-term derivative liabilities, Total Gross Derivative Instruments	(239)	(181)
Total net financial asset/(liability)	CAD 54	CAD 149